Debt Leases and Banking Arrangements (Details Textual) (USD $)	12 Months Ended																3 Months Ended				12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 450 Million Unsecured Credit Facility [Member]	Dec. 31, 2010 450 Million Unsecured Credit Facility [Member] Revolving Credit Facility [Member]	Dec. 31, 2010 450 Million Unsecured Credit Facility [Member] Term loan [Member]	Dec. 31, 2010 7.125% Note dues 2011 [Member]	Dec. 31, 2010 8.125% Notes due 2012 [Member]	Dec. 31, 2010 7.625% Notes due 2019 [Member]	Dec. 31, 2010 8.75% Senior Notes due 2020 [Member]	Dec. 31, 2010 7.875% Notes due 2021 [Member]	Dec. 31, 2010 7.70% Debenture due 2027 [Member]	Dec. 31, 2010 7.50% Debenture due 2031 [Member]	Dec. 31, 2010 7.75% Notes due 2031 [Member]	Dec. 31, 2010 8.75% Notes due 2032 [Member]	Nov. 09, 2010 4.125% Notes due 2020 [Member]	Mar. 31, 2010 $1.75 billion unsecured credit facility	May 31, 2012 New Unsecured Credit Revolving Facility [Member]	Dec. 31, 2010 New Unsecured Credit Revolving Facility [Member]	Oct. 31, 2010 Expired [Member]	Dec. 31, 2010 $1.5 billion unsecured credit facility [Member]	Dec. 31, 2012 $200 million WPZ unsecured credit facility [Member]
Line of Credit Facility [Line Items]
Amount of facility utilized to repay term loan																	$ 250,000,000
Amount of unsecured credit facilities included in the agreement	1,500,000,000			450,000,000	200,000,000	250,000,000												1,750,000,000	900,000,000	700,000,000		200,000,000
Credit Facilities Expiration																					May 2012
Commitment fee	0.125%
Principal amount of Public offering																600,000,000
Percentage of debt instrument	5.50%	5.50%	5.50%				7.125%	8.125%	7.625%	8.75%	7.875%	7.70%	7.50%	7.75%	8.75%	4.125%
Debt Leases and Banking Arrangements (Textuals) [Abstract]
Maximum amount each of Transco and Northwest Pipeline can borrow	400,000,000
Credit facility reduced	0
Maximum outstanding balance under revolver	430,000,000
Additional amount by which credit facility can be increased	250,000,000
Percentage for commitment fee payable	0.50%
Ratio of debt to capitalization, maximum	65.00%
Ratio of debt to capitalization for Transco & Northwest Pipeline	55.00%
Weighted average interest rate	0.00%
Ratio of indebtedness to EBITDA, maximum	5.0
Ratio of indebtedness to EBITDA, minimum	1.0
Amount of senior unsecured notes issued	3,500,000,000
Cash payments for interest (net of amounts capitalized), including amounts related to discontinued operations	614,000,000	592,000,000	592,000,000
Total rent expense	59,000,000	67,000,000	83,000,000
Amount of debt retired	3,000,000,000
Premiums paid on early debt retirement and tender offer	$ 574,000,000